Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
The following description of the City Holding Company 401(k) Plan and Trust (the “Plan”) provides only general information. Participants should refer to the plan document for a complete description of the Plan's provisions.
General - The Plan is a defined contribution savings plan covering all employees of City Holding Company and its subsidiaries (the “Company”) who are eligible for participation in the Plan on the first day of the month subsequent to date of hire or attaining the age of 18. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).
Participant Accounts - Each participant's account is credited with the participant's contribution, allocations of the Company's contributions and plan earnings, and charged with benefit payments, transaction fees associated with notes receivable and plan earnings. The benefit to which a participant is entitled is the benefit that can be provided from the participant's account.
Investment Options - Participants direct the investment of their accounts into various investment options offered by the Plan. The Plan currently offers mutual funds, Company stock and a fully benefit-responsive investment contract as investment options.
Contributions - Participants may elect to contribute, on a pre-tax and/or after-tax salary-deferral basis, a portion of their annual compensation, subject to federal income tax limits.
Included in participant contributions are approximately $0.5 million in 2025 of participant account balances rolled-over from previous employers' qualified plans. Participants may elect, on an annual basis, to have the dividends on their investment in the Company's stock to be paid directly to the participant or reinvested in the participant's account in the Company's stock.
The Company's contribution consists of a 50% match of the first 6% of each eligible participant's compensation that they contribute as directed by the participant's investment elections. If a participant does not elect an investment option, all contributions are invested in an age-based default fund (based upon the participant's age), as defined in the Plan agreement.
Vesting - Participants are immediately vested in all contributions, the employer match, and earnings thereon when they are made to the Plan.
Fully Benefit-Responsive Investment Contracts - This investment is a general account product offered through a group annuity contract and the participant's principal and interest are fully guaranteed by the entire general account assets of the insurance company. Participant transfers may be restricted for up to 30 days in the event of excessive participant trading. If the Plan Sponsor chooses a book value payout for termination, participant transfer restrictions will apply until the money is paid to the next provider.
Notes Receivable from Participants - Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum of equal to the lesser of $50,000 or 50% of their account balance. Loan terms range from 1-5 years or for a reasonable time period if for the purchase of a primary residence. The loans are secured by the balance in the participant's account and bear interest at Prime plus 100 basis points. Participant assets are utilized to pay administrative fees associated with processing participant loans. At December 31, 2025, notes receivable from participants bore interest at interest rates that range from 4.25% to 9.50%.
Payment of Benefits - Benefits, representing each participant's share in the Plan, are generally payable upon the participating employee's death, retirement, disability, or separation from the Company. Benefits are payable in the form of cash, stock, or a combination thereof.
Plan Termination - Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA.